FINACIAL LIABILITIES AT FAIR VALUE (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 12, 2025 USD ($)	Dec. 26, 2023 $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Financial liability fair value (in Dollars)			$ 296	$ 69
Private Warrants [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.28
Warrants and rights outstanding (in Dollars)			$ 786	$ 1,506
Measurement Input, Risk Free Interest Rate [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Fair value of private warrants			3.48	4.26
Measurement Input, Price Volatility [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Fair value of private warrants			80.59	88.61
Measurement Input, Expected Dividend Rate [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Fair value of private warrants			0	0
Measurement Input, Expected Term [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Fair value of private warrants			1.5	2.5
Ordinary Shares [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Aggregate purchase (in Shares) | shares		3,031,250
December2024 Private Placement Member
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Percentage of pay fees			4.00%
Financial liability fair value (in Dollars)			$ 46	$ 69
Standby Equity Purchase Agreement SEPA [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Percentage of pay fees			2.00%
Financial liability fair value (in Dollars)			$ 250
Commitment fee (in Dollars)			500
Total commitment amount (in Dollars)			$ 25,000
Ordinary shares purchase price	97.00%
Voting power limitation description			Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 4.99% of the then outstanding voting power or number of Ordinary Shares.
Description of fee payments			the Company agreed to pay a legal and structuring fee in the amount of $25, of which (a) $15 has been paid prior to the execution date, and (b) $10 has been paid within 3 days of the execution of the agreement. The company also agreed to pay a commitment fee of $500 in ordinary shares to Yorkville, payable as follows: (i) $250 has been paid three days following the date the SEPA was entered into, in the form of the issuance of 218,627 Ordinary Shares, representing $250 divided by the average of the daily VWAPs of the Ordinary Shares during the 3 Trading Days immediately prior to such due date, and (ii) $250 has been paid on the 30-day anniversary of the date of the SEPA in the form of the issuance of Ordinary Shares, representing $250 divided by the average of the daily VWAPs of the Ordinary Shares during the 3 Trading Days immediately prior to such due date. The Commitment Shares issuable hereunder were included in the initial Registration Statement. Throughout the month ended December 31, 2025, the Company did not issue any Ordinary Shares pursuant to the SEPA.
Legal fee (in Dollars)			$ 25
Standby Equity Purchase Agreement SEPA [Member] | Second Tranche [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Percentage of pay fees			1.00%
December Standby Equity Purchase Agreement [Member] | Yorkville [Member]
FINACIAL LIABILITIES AT FAIR VALUE (Details) [Line Items]
Sale of rights value (in Dollars)	$ 25,000